Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2022
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies - Charter Hire (Table)

Period/ Year ending December 31,	Amount
2022 (period)	63,195
2023	119,046
2024	103,935
2025	103,478
2026	90,580
2027 and thereafter	356,483
Total	$836,717